Fair Value Measurements - Schedule of company's assets fair value (Q1) (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Assets:
Marketable Securities held in Trust Account	$ 345,055,667	$ 345,052,047
Total		310,578,381
Forward purchase agreement liabilities	(10,656,000)	(13,320,000)
Warrant liabilities	(16,795,333)	(21,153,666)
Quoted Prices In Active Markets (Level 1) [Member]
Assets:
Marketable Securities held in Trust Account	345,055,667	345,052,047
Total		331,137,047
Forward purchase agreement liabilities
Warrant liabilities	(11,040,000)	(13,915,000)
Significant Other Observable Inputs (Level 2) [Member]
Assets:
Marketable Securities held in Trust Account
Total
Forward purchase agreement liabilities
Warrant liabilities
Significant Other Unobservable Inputs (Level 3) [Member]
Assets:
Marketable Securities held in Trust Account
Total		(20,558,666)
Forward purchase agreement liabilities	(10,656,000)	(13,320,000)
Warrant liabilities	$ (5,755,333)	$ (7,238,666)